Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Emerging Markets Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.4%
Banco BTG Pactual SA	198,000	$2,912,203
BB Seguridade Participacoes SA	597,200	3,166,646
Hypera SA	316,800	1,888,631
Sul America SA	242,892	1,930,996
Telefonica Brasil SA	399,900	3,322,508
TIM SA	686,400	1,719,138

		14,940,122

China — 45.2%
3SBio Inc.(a)(b)	1,056,000	1,046,124
AECC Aero-Engine Control Co. Ltd., Class A	52,800	163,778
AK Medical Holdings Ltd.(a)	264,000	417,496
Alibaba Group Holding Ltd., ADR(b)	109,560	28,853,722
Anhui Conch Cement Co. Ltd., Class A	79,239	680,401
Anhui Conch Cement Co. Ltd., Class H	1,028,000	6,577,078
Apeloa Pharmaceutical Co. Ltd., Class A	66,000	209,135
Bank of Communications Co. Ltd., Class H	3,300,000	1,826,121
Beijing Capital International Airport Co. Ltd., Class H	1,584,000	1,187,106
Beijing Enterprises Holdings Ltd.	396,000	1,282,115
Bosideng International Holdings Ltd.	2,640,000	1,157,820
Brilliance China Automotive Holdings Ltd.	2,640,000	2,349,694
BYD Electronic International Co. Ltd.	563,000	2,785,044
C&S Paper Co. Ltd., Class A	66,000	206,327
Caitong Securities Co. Ltd., Class A	171,600	346,593
Centre Testing International Group Co. Ltd., Class A	52,800	190,017
Chacha Food Co. Ltd., Class A	26,400	216,458
Changjiang Securities Co. Ltd., Class A	264,000	354,677
China Cinda Asset Management Co. Ltd., Class H	7,392,000	1,439,783
China CITIC Bank Corp. Ltd., Class H	7,392,000	3,194,221
China Communications Services Corp. Ltd., Class H	2,112,000	1,127,853
China Conch Venture Holdings Ltd.	1,352,000	6,417,749
China Everbright Ltd.	882,000	1,271,946
China Hongqiao Group Ltd.	1,386,000	1,210,348
China Lesso Group Holdings Ltd.	924,000	1,649,553
China Longyuan Power Group Corp. Ltd., Class H	2,640,000	2,220,290
China Medical System Holdings Ltd.	1,188,000	1,213,668
China Meidong Auto Holdings Ltd.	468,000	2,028,352
China Minsheng Banking Corp. Ltd., Class H	4,818,000	2,659,921
China Mobile Ltd.	2,508,000	15,010,796
China National Building Material Co. Ltd., Class H	3,168,000	4,159,979
China Power International Development Ltd.	3,960,000	796,853
China Resources Cement Holdings Ltd.	2,112,000	2,626,208
China Resources Pharmaceutical Group Ltd.(a)	1,254,000	677,750
China Resources Power Holdings Co. Ltd.	1,584,000	1,683,607
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	52,800	217,461
China Taiping Insurance Holdings Co. Ltd.	1,346,400	2,379,320
China Telecom Corp. Ltd., Class H	10,824,000	3,267,096
China Traditional Chinese Medicine Holdings Co. Ltd.	2,376,000	1,118,658
China Unicom Hong Kong Ltd.	5,016,000	3,015,100
Chongqing Brewery Co. Ltd., Class A	23,097	368,572
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,980,000	847,933
COSCO SHIPPING Ports Ltd.	1,584,000	1,046,124
Country Garden Services Holdings Co. Ltd.	1,149,000	6,432,325
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	39,600	198,363
Dali Foods Group Co. Ltd.(a)	1,650,000	1,021,606
Daqin Railway Co. Ltd., Class A	726,028	748,101
Dongfeng Motor Group Co. Ltd., Class H	2,376,000	2,445,725
Far East Horizon Ltd.	1,716,000	1,821,694

Security	Shares	Value

China (continued)
First Capital Securities Co. Ltd., Class A	211,200	$339,592
Fujian Sunner Development Co. Ltd., Class A	66,000	264,303
Fuyao Glass Industry Group Co. Ltd., Class H(a)	316,800	1,516,063
G-Bits Network Technology Xiamen Co. Ltd., Class A	3,700	211,323
GF Securities Co. Ltd., Class H	1,056,000	1,473,837
Great Wall Motor Co. Ltd., Class H	2,574,000	5,212,744
GSX Techedu Inc., ADR(b)(c)	63,492	4,081,901
Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,200	257,562
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	39,600	253,671
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	26,400	349,060
Guoyuan Securities Co. Ltd., Class A	211,200	285,347
Haier Electronics Group Co. Ltd.	1,056,000	5,033,112
Haitian International Holdings Ltd.	528,000	1,433,654
Hangzhou First Applied Material Co. Ltd., Class A	26,400	287,433
Hebei Construction Group Corp. Ltd., Class H	288,000	817,285
Hefei Meiya Optoelectronic Technology Inc., Class A	39,600	267,212
Heilongjiang Agriculture Co. Ltd., Class A	105,600	274,915
Henan Shuanghui Investment & Development Co. Ltd., Class A	145,270	1,018,222
Hesteel Co. Ltd., Class A(b)	514,800	179,164
Hithink RoyalFlush Information Network Co. Ltd., Class A	26,400	573,984
Hopson Development Holdings Ltd.	528,000	1,379,168
Hua Hong Semiconductor Ltd.(a)(b)	396,000	1,964,037
Hualan Biological Engineering Inc., Class A	92,400	604,396
Huaxin Cement Co. Ltd., Class A	79,200	295,016
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	52,800	175,493
Hunan Valin Steel Co. Ltd., Class A	316,820	257,599
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	422,400	338,950
Intco Medical Technology Co. Ltd., Class A	13,200	262,397
Jafron Biomedical Co. Ltd., Class A	39,687	393,556
Jiangxi Zhengbang Technology Co. Ltd., Class A	145,200	411,771
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	52,800	139,544
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	105,600	224,843
Joyoung Co. Ltd., Class A	39,600	196,557
Kingboard Holdings Ltd.	528,000	2,022,780
Kingboard Laminates Holdings Ltd.	858,000	1,387,852
Kingdee International Software Group Co. Ltd.	1,980,000	6,908,610
Kingfa Sci & Tech Co. Ltd., Class A	132,000	348,659
KWG Group Holdings Ltd.	1,056,000	1,443,870
Lee & Man Paper Manufacturing Ltd.	1,056,000	858,149
Lenovo Group Ltd.	6,072,000	4,331,269
Li Ning Co. Ltd.	1,782,000	9,654,176
Luye Pharma Group Ltd.(a)	1,452,000	846,571
Nine Dragons Paper Holdings Ltd.	1,452,000	1,906,657
Noah Holdings Ltd.(b)(c)	27,456	812,698
Northeast Securities Co. Ltd., Class A	132,000	199,606
PICC Property & Casualty Co. Ltd., Class H	5,809,000	4,795,563
Sanquan Food Co. Ltd., Class A	39,600	156,054
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	66,000	242,236
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	79,250	422,750
Shandong Sun Paper Industry JSC Ltd., Class A	145,200	324,385
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,112,000	4,369,749
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	26,400	307,133
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	646,800	1,094,617
Shanxi Taigang Stainless Steel Co. Ltd., Class A	369,600	210,640
Shenzhen International Holdings Ltd.	924,000	1,518,447

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shenzhen Investment Ltd.	2,640,000	$963,715
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	52,800	218,504
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	66,000	252,266
Shimao Group Holdings Ltd.	1,056,000	3,936,588
Sinolink Securities Co. Ltd., Class A	145,200	396,986
Sinotruk Hong Kong Ltd.	594,000	1,474,177
SooChow Securities Co. Ltd., Class A	184,800	284,223
SSY Group Ltd.	1,320,000	807,069
Sun Art Retail Group Ltd.	1,122,000	1,178,082
Tangshan Jidong Cement Co. Ltd., Class A	79,200	191,141
Tencent Holdings Ltd.	316,800	23,006,566
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	158,400	123,495
Tingyi Cayman Islands Holding Corp.	1,584,000	2,672,521
Topchoice Medical Corp., Class A(b)	13,200	420,658
Uni-President China Holdings Ltd.	1,056,000	952,137
Vinda International Holdings Ltd.	264,000	754,286
Vipshop Holdings Ltd., ADR(b)	369,600	9,439,584
Wangfujing Group Co. Ltd., Class A	39,600	206,668
Want Want China Holdings Ltd.	4,092,000	2,792,219
Weifu High-Technology Group Co. Ltd., Class A	39,600	155,874
Western Securities Co. Ltd., Class A	158,400	231,102
Wharf Holdings Ltd. (The)	792,000	1,959,440
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	105,600	419,354
Yadea Group Holdings Ltd.(a)	792,000	1,432,291
Yuexiu Property Co. Ltd.	5,822,000	1,209,084
Yum China Holdings Inc.	236,016	13,306,582
Zhejiang Expressway Co. Ltd., Class H	1,056,000	751,902
Zhejiang Semir Garment Co. Ltd., Class A	105,600	142,994
Zheshang Securities Co. Ltd., Class A	184,800	463,127
Zhongsheng Group Holdings Ltd.	462,000	3,468,352
Zhuzhou CRRC Times Electric Co. Ltd., Class H	448,800	1,412,540
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,188,000	1,239,719

		275,366,089

Hungary — 0.5%
Richter Gedeon Nyrt	116,028	2,753,938

India — 11.6%
ACC Ltd.	63,208	1,455,283
Apollo Hospitals Enterprise Ltd.	75,768	2,402,170
Aurobindo Pharma Ltd.	244,200	2,864,038
Balkrishna Industries Ltd.	72,214	1,618,120
Bharti Infratel Ltd.	276,408	815,904
Cipla Ltd.	337,622	3,399,186
Colgate-Palmolive India Ltd.	61,364	1,254,272
Divi’s Laboratories Ltd.	74,052	3,604,893
Dr. Reddy’s Laboratories Ltd.	95,304	6,214,442
HCL Technologies Ltd.	902,484	10,018,494
HDFC Asset Management Co. Ltd.(a)	44,088	1,511,427
Hero MotoCorp Ltd.	91,354	3,835,002
Hindustan Petroleum Corp. Ltd.	14,697	41,547
Indraprastha Gas Ltd.	1,230	8,245
Infosys Ltd.	1,067,748	15,859,874
Ipca Laboratories Ltd.	47,537	1,390,845
Jubilant Foodworks Ltd.	64,015	2,161,718
Larsen & Toubro Infotech Ltd.(a)	39,456	1,705,149
Lupin Ltd.	4,092	49,277
Petronet LNG Ltd.	18,369	62,320
REC Ltd.	752,268	1,233,697

Security	Shares	Value

India (continued)
Tech Mahindra Ltd.	428,472	$5,073,247
Wipro Ltd.	928,356	4,393,806

		70,972,956

Indonesia — 0.5%
Gudang Garam Tbk PT(b)	396,000	1,184,915
Indofood Sukses Makmur Tbk PT	3,669,600	1,845,195

		3,030,110

Kuwait — 0.1%
Gulf Bank KSCP	1,243,440	853,760

Malaysia — 1.1%
AMMB Holdings Bhd	1,346,400	1,097,214
Kossan Rubber Industries	1,069,200	1,635,031
Sime Darby Bhd	2,270,400	1,287,340
Supermax Corp. Bhd(b)	1,240,800	2,771,546

		6,791,131

Philippines — 0.6%
Globe Telecom Inc.	27,720	1,123,098
Megaworld Corp.(b)	8,976,600	715,066
PLDT Inc.	71,940	1,966,081

		3,804,245

Qatar — 1.8%
Barwa Real Estate Co.	779,592	693,648
Commercial Bank PSQC (The)	1,649,208	1,933,708
Masraf Al Rayan QSC	2,958,912	3,405,540
Ooredoo QPSC	660,000	1,202,588
Qatar Electricity & Water Co. QSC	448,272	2,173,696
Qatar International Islamic Bank QSC	617,364	1,476,681

		10,885,861

Russia — 0.3%
Inter RAO UES PJSC	30,360,000	2,038,420

Saudi Arabia — 3.7%
Abdullah Al Othaim Markets Co.	37,488	1,271,389
Advanced Petrochemical Co.	88,044	1,443,691
Arab National Bank	496,716	2,701,703
Bank Al-Jazira	326,304	1,193,647
Banque Saudi Fransi	487,872	4,312,098
Bupa Arabia for Cooperative Insurance Co.(b)	50,424	1,688,598
Co for Cooperative Insurance (The)(b)	51,480	1,154,340
Jarir Marketing Co.	48,972	2,298,051
Riyad Bank	602,580	3,344,989
Saudi Airlines Catering Co.	34,056	719,148
Saudi Cement Co.	62,700	971,277
Saudi Industrial Investment Group	182,952	1,280,459

		22,379,390

South Africa — 6.0%
African Rainbow Minerals Ltd.	92,664	1,436,041
AngloGold Ashanti Ltd.	304,392	6,418,956
Aspen Pharmacare Holdings Ltd.(b)	323,020	2,577,272
Exxaro Resources Ltd.	211,992	1,634,022
Gold Fields Ltd.	733,788	6,236,813
Harmony Gold Mining Co. Ltd.(b)	450,648	1,842,339
Impala Platinum Holdings Ltd.	663,300	6,974,052
Kumba Iron Ore Ltd.	53,988	1,838,444
Mr. Price Group Ltd.	212,124	2,230,446
Rand Merchant Investment Holdings Ltd.	640,464	1,262,202
Reinet Investments SCA	121,176	2,159,695

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Tiger Brands Ltd.	133,848	$1,703,775

		36,314,057

South Korea — 9.3%
Coway Co. Ltd.(b)	40,623	2,547,771
Daelim Industrial Co. Ltd.	23,100	1,670,056
DB Insurance Co. Ltd.	41,844	1,663,853
E-MART Inc.	16,500	2,296,326
Hana Financial Group Inc.	128,330	3,925,688
Hankook Tire & Technology Co. Ltd.	61,512	1,817,760
Hyundai Marine & Fire Insurance Co. Ltd.	52,456	1,057,131
Kia Motors Corp.	218,460	11,411,132
Kumho Petrochemical Co. Ltd.	15,180	1,906,846
LG Electronics Inc.	88,572	6,843,709
LG Innotek Co. Ltd.	11,748	1,645,601
LG Uplus Corp.	177,672	1,918,739
S-1 Corp.	14,548	1,035,997
Samsung Card Co. Ltd.	24,288	726,522
Samsung Electronics Co. Ltd.	187,836	11,322,273
Seegene Inc.	15,180	2,577,671
SK Telecom Co. Ltd.	12,012	2,578,148

		56,945,223

Taiwan — 13.6%
Asia Cement Corp.	247,000	375,234
Asustek Computer Inc.	587,000	5,128,076
Chicony Electronics Co. Ltd.	528,169	1,582,515
Compal Electronics Inc.	3,432,000	2,323,922
Formosa Taffeta Co. Ltd.	2,000	2,151
Foxconn Technology Co. Ltd.	792,000	1,461,598
Inventec Corp.	2,112,000	1,726,501
Lite-On Technology Corp.	1,783,718	3,007,022
Micro-Star International Co. Ltd.	528,000	2,315,586
Nien Made Enterprise Co. Ltd.	132,000	1,558,390
Novatek Microelectronics Corp.	485,000	5,087,799
Pegatron Corp.	1,597,000	3,658,770
Phison Electronics Corp.	132,000	1,495,869
Pou Chen Corp.	1,980,000	2,170,862
Powertech Technology Inc.	617,000	1,991,545
Standard Foods Corp.	396,000	866,955
Synnex Technology International Corp.	1,188,000	1,854,785
Taiwan Semiconductor Manufacturing Co. Ltd.	1,349,000	22,741,672
Unimicron Technology Corp.	1,003,000	3,163,572
United Microelectronics Corp.	9,636,000	13,692,062
Wistron Corp.	2,244,063	2,350,155
WPG Holdings Ltd.	1,320,160	1,975,435
Zhen Ding Technology Holding Ltd.	528,000	2,287,799

		82,818,275

Thailand — 0.5%
Delta Electronics Thailand PCL, NVDR	250,800	1,915,200
Krung Thai Bank PCL, NVDR(c)	3,313,200	1,171,942

		3,087,142

Security	Shares	Value

Turkey — 0.2%
Haci Omer Sabanci Holding AS	748,572	$922,527

United Arab Emirates — 0.7%
Abu Dhabi Islamic Bank PJSC	1,212,156	1,551,021
Emaar Properties PJSC(b)	2,862,288	2,478,003

		4,029,024

Total Common Stocks — 98.1% (Cost: $507,719,882)		597,932,270

Preferred Stocks

Brazil — 1.5%
Alpargatas SA, Preference Shares, NVS	158,400	1,180,762
Cia. Paranaense de Energia, Preference Shares, NVS	79,200	1,003,868
Itausa SA, Preference Shares, NVS	3,669,638	7,208,260

		9,392,890

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	294,888	663,184

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	45	23

Total Preferred Stocks — 1.6% (Cost: $12,065,385)		10,056,097

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	5,780,192	5,783,660

Total Short-Term Investments — 1.0% (Cost: $5,782,369)		5,783,660

Total Investments in Securities — 100.7% (Cost: $525,567,636)		613,772,027

Other Assets, Less Liabilities — (0.7)%		(3,967,354)

Net Assets — 100.0%		$609,804,673

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Multifactor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,386,667	$—	$(1,599,418	)(a)	$(2,791)	$(798)	$5,783,660	5,780,192	$15,752	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,110,000	—	(1,110,000	)(a)	—	—	—	—	207		—

					$(2,791)	$(798)	$5,783,660		$15,959		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	1	12/18/20	$60	$(588)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$597,932,270	$—	$—	$597,932,270
Preferred Stocks	10,056,097	—	—	10,056,097
Money Market Funds	5,783,660	—	—	5,783,660

	$613,772,027	$—	$—	$613,772,027

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(588)	$—	$—	$(588)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

4